Cover	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment (this “Amendment”) is being filed by TriplePoint Venture Growth BDC Corp. (the “Company”) to amend Item 1.01 Entry into a Material Definitive Agreement of that certain Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission on August 9, 2022 (the “Original Form 8-K”). This Amendment is being filed to correct the number of shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”), issued and sold. No other material changes to the Original Form 8-K are made by this Amendment.
Document Period End Date	Aug. 04, 2022
Entity File Number	814-01044
Entity Registrant Name	TriplePoint Venture Growth BDC Corp.
Entity Central Index Key	0001580345
Entity Tax Identification Number	46-3082016
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	TriplePoint Venture Growth BDC Corp.
Entity Address, Address Line Two	2755 Sand Hill Road
Entity Address, Address Line Three	Suite 150
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	854-2090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TPVG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false